Intangible Assets (Details) - USD ($)		1 Months Ended	6 Months Ended		12 Months Ended
	Jun. 03, 2016	Jul. 20, 2015	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015
Intangible Assets (Textual)
Additional liability and expense	$ 11,000
Amortizing of purchased assets	1,460,000
Payments to acquire assets	$ 24,333
Amortization expense			$ 146,000	$ 146,000	292,000	$ 292,000
Unamortized balance amount			559,667		705,667	$ 997,667
Amortization estimated amounts year for 2019			146,000		292,000
Amortization estimated amounts year for 2020			292,000		292,000
Amortization estimated amounts year for 2021			121,667		$ 121,667
Adaptive Flight Inc [Member]
Intangible Assets (Textual)
Escrow value			$ 1,400,000				$ 484,500
Issued unregistered common stock, shares			50,000				150,000
Unregistered common stock per share							$ 3.23
Additional liability and expense							$ 161,500
Cost of shares							50,000
Cost of shares price per share							$ 3.23
Integration Plan [Member]
Intangible Assets (Textual)
Issued unregistered common stock, shares	150,000
Unregistered common stock per share	$ 3.01
Escrow share value	$ 451,150
Additional liability and expense	$ 150,500
Cost of shares	50,000
Cost of shares price per share	$ 3.01
Georgia Tech Uav Simulation Tool [Member]
Intangible Assets (Textual)
Amount paid among purchase		$ 100,000
Escrow value		$ 100,000
Issued unregistered common stock, shares		150,000
Unregistered common stock per share		$ 8.40